10-Q RECLAMATION BOND DEPOSIT (Tables)	3 Months Ended
Mar. 31, 2022
Environmental Remediation Obligations [Abstract]
Schedule of Reclamation Bond Deposits
The reclamation bond deposit at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Lexon surety bond cash collateral	2,589,008	2,588,768
Other cash reclamation bond deposits	106,936	106,936
Total reclamation bond deposit	$2,695,944	$2,695,704
The reclamation bond deposit at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Lexon surety bond cash collateral	2,589,072	2,589,008
Other cash reclamation bond deposits	106,936	106,936
Total reclamation bond deposit	$2,696,008	$2,695,944